Net Income (Loss) Per Common Unit - Basic and diluted net loss per unit (Details) - Vacasa Holdings LLC - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ 32,804	$ 9,416	$ (36,410)	$ (47,040)	$ (92,338)	$ (84,872)
Remeasurement of redeemable convertible preferred units		(51,638)	(426,101)	(45,009)	(202,433)	(42,186)
Net income (loss) attributable to common units	17,619	(42,222)	(462,511)	(92,049)	$ (294,771)	$ (127,058)
Net income (loss) allocated to common units for basic net income (loss) per unit	17,619	(42,222)	(462,511)	(92,049)
Add: Interest on D-1 Convertible Notes	3,313
Net income (loss) allocated to common units for diluted net income (loss) per unit	$ 20,932	$ (42,222)	$ (462,511)	$ (92,049)
Denominator
Weighted average units used to compute net income (loss) per unit attributable to common units-basic	338,566,000	176,824,000	285,210,000	176,824,000	176,824	173,408
Dilutive effect of common unit warrants	5,430,000
Dilutive effect of conversion of D-1 Convertible Notes	119,796,000
Weighted average units used to compute net income (loss) per unit attributable to common units-diluted	463,792,000	176,824,000	285,210,000	176,824,000	176,824	173,408
Net income (loss) per common unit-basic	$ 0.05	$ (0.24)	$ (1.62)	$ (0.52)	$ (1.67)	$ (0.73)
Net income (loss) per common unit-diluted	$ 0.05	$ (0.24)	$ (1.62)	$ (0.52)	$ (1.67)	$ (0.73)